Related Party Transactions - Schedule of Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Related Parties [Line Items]
Net Revenues — Related Party	¥ 7,121	$ 1,018	¥ 5,576	¥ 3,995
Cost of revenues — Related Party	5,255	751	2,580	1,420
General and administrative expense — Lease expense	¥ 76,361	$ 10,919	23,791	23,624
Shanghai Xiyan Enterprise Management Center [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Non-controlling shareholder of the Company’s subsidiary	Non-controlling shareholder of the Company’s subsidiary
Amount due from related parties - Nature	Deposit, Prepaid rent fee	Deposit, Prepaid rent fee
Amount due from related parties			45
Net Revenues — Related Party				250
General and administrative expense — Lease expense			220	252
Shanghai Diyi [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Equity investee of the Company	Equity investee of the Company
Amount due from related parties - Nature	Account receivables	Account receivables
Amount due from related parties	¥ 321		757		46
Net Revenues — Related Party	7,121	$ 1,018	5,576	3,745
Cost of revenues — Related Party	¥ 5,255	$ 751	2,580	¥ 1,420
Shanghai Diyi [Member] | Advance from Customer [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties - Nature	Advance from Customer	Advance from Customer
Amount due to related parties			7
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	321		802		46
Amount due to related parties			¥ 7